SUBSEQUENT EVENTS (Details Narrative)							1 Months Ended		6 Months Ended
	Sep. 24, 2021 USD ($) $ / shares shares	Jul. 22, 2021 $ / shares shares	Jul. 02, 2021 USD ($) $ / shares shares	Feb. 24, 2021 USD ($)	Feb. 23, 2021 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2021 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Aug. 03, 2021 $ / shares	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jun. 25, 2020 $ / shares shares	Jan. 15, 2020 $ / shares	Dec. 31, 2019 $ / shares	Aug. 31, 2019 $ / shares shares	Dec. 05, 2017 $ / shares	Feb. 28, 2013 $ / shares shares
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share												$ 0.0001	$ 0.0001			$ 0.0001
Warrant [Member]
Subsequent Event [Line Items]
Aggregate purchase of common stock excercise price per share												$ 0.01	$ 0.01
Warrant term												5 years	5 years
GTWY Holdings [Member] | Warrant [Member]
Subsequent Event [Line Items]
Aggregate purchase of common stock excercise price per share						$ 1.00		$ 1.00
Debt Conversion, Converted Instrument, Shares Issued | shares						566,288
IPO [Member]
Subsequent Event [Line Items]
Aggregate purchase of common stock excercise price per share												$ 11.50	$ 11.50
Private Placement [Member]
Subsequent Event [Line Items]
Aggregate purchase of common stock excercise price per share																		$ 11.50
Expense Advancement Agreement [Member]
Subsequent Event [Line Items]
Aggregate purchase of common stock excercise price per share												$ 1.00	1.00	$ 11.50	$ 1.00
Aggregate purchase of common stock warrants | shares														1,000,001
Ensysce Biosciences, Inc [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share									$ 0.0001				$ 0.0001
Aggregate purchase of common stock excercise price per share																	$ 3.04		$ 6.23
Debt Conversion, Converted Instrument, Shares Issued | shares									1,357,968
Proceeds from Convertible Debt | $									$ 50,000	$ 800,000
Aggregate purchase of common stock warrants | shares									18,901,290										13,170
Warrant term																	10 years		10 years
Ensysce Biosciences, Inc [Member] | Warrant [Member]
Subsequent Event [Line Items]
Aggregate purchase of common stock excercise price per share																	$ 3.04		$ 6.23
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares																	6,585		13,170
Subsequent Event [Member]
Subsequent Event [Line Items]
Share Subscription Facility | $							$ 60,000,000
Subsequent Event [Member] | GTWY Holdings [Member] | Warrant [Member]
Subsequent Event [Line Items]
Aggregate purchase of common stock excercise price per share						$ 1.00		1.00
Debt Conversion, Converted Instrument, Shares Issued | shares						566,288
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred | $						$ 2,000,000
Subsequent Event [Member] | Expense Advancement Agreement [Member]
Subsequent Event [Line Items]
Additional loan commitment amount | $					$ 160,000
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount | $				$ 300,000
Line of Credit Facility, Current Borrowing Capacity | $				$ 460,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Securities purchase agreements aggregate financing | $	$ 15,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Aggregate purchase of common stock excercise price per share	$ 7.63
Aggregate purchase of common stock warrants | shares	361,158
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Subsequent Event [Line Items]
Share Subscription Facility | $	$ 60,000,000.0
Aggregate principal amount | $	5,300,000
Investment owned aggregate purchase price | $	$ 5,000,000
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share						$ 0.0001		$ 0.0001
Exchange ratio								0.06585
Proceeds from Convertible Debt | $								$ 50,000
Shares subscription amount | $			$ 60,000,000.0
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Minimum [Member]
Subsequent Event [Line Items]
Aggregate purchase of common stock excercise price per share											$ 11.50
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Maximum [Member]
Subsequent Event [Line Items]
Aggregate purchase of common stock excercise price per share											$ 10.00
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Investor [Member]
Subsequent Event [Line Items]
Aggregate purchase of common stock excercise price per share			$ 10.01
Aggregate purchase of common stock warrants | shares			1,106,108
Warrant term			3 years
Commitment fee | $			$ 1,200,000
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Investor [Member] | First Anniversary [Member]
Subsequent Event [Line Items]
Commitment fee | $			800,000
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Investor [Member] | 18-Month Anniversary [Member]
Subsequent Event [Line Items]
Commitment fee | $			$ 400,000
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Investors [Member]
Subsequent Event [Line Items]
Aggregate purchase of common stock excercise price per share		$ 6.28
Aggregate purchase of common stock warrants | shares		500,000
Warrant term		5 years
Common stock issuable upon exercise warrants | shares		500,000
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture | shares		50,000
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares		200,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares						500,000		500,000
Stock Issued During Period, Shares, New Issues | shares								500,000
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Exchange ratio						0.06585